Post-retirement pension and other defined benefit schemes (Tables)	12 Months Ended
Dec. 31, 2024
Post-retirement pension and other defined benefit schemes
Schedule of financial assumptions for major defined benefit schemes

				2023
	UK	US	Sweden	Rest of Group[1]
Inflation assumption	3.1%	–	1.6%	2.2%
Rate of increase in salaries	– [3]	–	3.1%	3.7%
Rate of increase in pensions in payment	2.9%	–	1.6%	2.2%
Discount rate – defined benefit obligation	4.6%	4.7%	3.3%	3.3%
Discount rate – interest cost	4.6%	4.7%	3.3%	3.3%
Discount rate – service cost	4.5%	n/a	3.3%	3.3%

			2024
	UK	Sweden	Rest of Group[1]
Inflation assumption	3.2%[2]	1.8%	2.1%
Rate of increase in salaries	– [3]	3.3%	3.6%
Rate of increase in pensions in payment	3.0%	1.8%	2.1%
Discount rate – defined benefit obligation[4]	5.5%	3.5%	3.5%
Discount rate – interest cost[5]	5.4%	3.4%	3.5%
Discount rate – service cost[5]	5.5%	3.5%	3.5%

1	Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.
2The UK inflation assumption includes an allowance for some UK inflation experience over 2024.
3Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
4Group defined benefit obligation as at 31 December 2024 calculated using discount rates based on market conditions as at 31 December 2024.
52024 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2023.

Schedule of demographic assumptions for major defined benefit schemes

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2024	2044	2023	2043	2024	2044	2023	2043
UK	22.1	23.1	22.1	23.1	23.7	24.8	23.7	24.8
Sweden	21.8	24.1	21.8	23.6	23.9	26.3	23.9	26.0

Schedule of risks associated with the Company's defined benefit pensions

Risk	Description	Mitigation
1 Asset pricing

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. Approximately 44% of the UK Pension Fund is exposed to growth assets, including global investments, most of which are not sterling dominated. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives and risk budget.

The Trustee invests in a suitably diversified range of asset classes with different return drivers and investment managers. Investment strategy will evolve to further improve the expected risk/return profile as opportunities arise and funding solvency improves.

The Trustee has hedged approximately 89% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

2 Interest rate	A decrease in corporate bond yields will increase the present value placed on the DBO under IAS 19.

The interest rate hedge of the UK Pension Fund is predominantly implemented via holding gilts (and gilt repurchase agreements or ‘gilt repo’) of appropriate duration. This hedge protects to a large degree against falls in long-term interest rates and the UK Pension Fund is approximately 98% hedged as a percentage of assets at the end of 2024 (versus target of 100%). Nonetheless, there remain differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and ‘gilt repo’) and the bonds included in the yield curve to set the DBO discount rate on an IAS 19 basis (AA corporate bonds). As such, there remains mismatching risk on an IAS 19 basis should yields on gilts diverge compared to AA corporate bonds.

3 Inflation

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members, a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in the vast majority of cases, this is capped at an annual increase of 5%, known as Limited Price Indexation or LPI).

The UK Pension Fund holds RPI index-linked gilts and ‘gilt repo’. The inflation hedge of the UK Pension Fund protects to some degree against higher-than-expected inflation increases on the DBO and is approximately 98% hedged as a percentage of assets at the end of 2024 (versus a target of 100%).

4 Longevity	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

In 2013, the Trustee entered into a longevity swap to hedge against the risk of increasing life expectancy over the next circa 70 years. The swap currently covers approximately 8,000 of the UK Pension Fund’s pensioners, equivalent to $2.2bn of Pension Fund liability. A one-year increase in life expectancy would result in a $178m increase in Pension Fund obligations, which would be partially offset by a $89m increase in the value of the longevity swap and hence the pension fund assets.

5 Cash flow and liquidity

The UK Pension Fund is maturing and cash flow negative. Assets are liquidated to meet benefit outgo and potentially from time to time, to supplement the collateral pool required to post margin for derivative holdings.

There is a risk of the Trustee requesting liquidity support from the Group to meet margin calls or expenditure, if the liquidity position of the UK Pension Fund is not effectively monitored and managed.

The Trustee invests in a diversified portfolio of highly liquid assets to manage sequencing risk and operates a collateral management policy, maintaining a minimum liquidity ‘buffer’. As at the end of 2024, the buffer is well above recommended regulatory guidelines and the minimum thresholds, and can be quickly supplemented in an orderly manner.

At 31 December 2024, 8% of assets are invested in a cash-flow driven investment portfolio, consisting of investment-grade corporate bonds. The purpose of this portfolio is to generate income to help meet the Fund’s benefit outgo. The portfolio is expected to grow over time as further de-risking occurs and when attractive pricing points present.

Schedule of fair values of scheme assets

											2023
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,383	–	61	–	–	–	51	–	2,495	–	2,495
Corporate bonds[2]	373	–	94	–	–	–	6	–	473	–	473
Derivatives[3]	–	(532)	–	–	–	440	–	–	–	(92)	(92)
Investment funds: Listed Equities[4]	–	321	–	–	–	–	53	3	53	324	377
Investment funds: Absolute Return/Multi Strategy[4]	–	1,131	–	–	–	461	5	8	5	1,600	1,605
Investment funds: Corporate Bonds/Credit[4]	–	667	–	–	–	165	48	–	48	832	880
Cash and cash equivalents	53	363	5	–	–	2	–	3	58	368	426
Other	–	–	–	–	–	–	(1)	316	(1)	316	315
Total fair value of scheme assets[5]	2,809	1,950	160	–	–	1,068	162	330	3,131	3,348	6,479

									2024
		UK		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,884	–	–	–	45	–	1,929	–	1,929
Corporate bonds[2]	352	–	–	–	6	–	358	–	358
Derivatives[3]	–	(355)	–	475	–	–	–	120	120
Investment funds: Listed Equities[4]	–	374	–	–	38	23	38	397	435
Investment funds: Absolute Return/Multi Strategy[4]	–	1,051	–	420	5	7	5	1,478	1,483
Investment funds: Corporate Bonds/Credit[4]	–	601	–	159	182	19	182	779	961
Cash and cash equivalents	32	336	–	2	2	2	34	340	374
Other	–	–	–	–	(6)	194	(6)	194	188
Total fair value of scheme assets[5]	2,268	2,007	–	1,056	272	245	2,540	3,308	5,848

1	Predominantly developed markets in nature.
2	Predominantly developed markets in nature and investment grade (AAA-BBB).
3	Includes interest rate swaps, inflation swaps, longevity swaps, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pension plans on page 186. Valuations are determined by independent third parties.
4	Investment Funds are pooled, commingled vehicles, whereby the pension plan owns units in the fund, alongside other investors. The pension plans invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets), Corporate Bonds/Credit (a range of investment-grade and non investment-grade credit) and Absolute Return/Multi Strategy (actively managed multi-asset exposure both across and within traditional and alternative asset classes). The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.
5	None of the Group’s own assets were included in the scheme assets (2023: $nil).

Schedule of scheme obligations, net deficit (surplus), fair value of scheme assets and movements

Scheme obligations

					2023
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(233)	(45)	(553)	(442)	(1,273)
Deferred membership	(853)	(2)	(443)	(294)	(1,592)
Pensioners	(4,075)	(107)	(606)	(254)	(5,042)
Total value of scheme obligations	(5,161)	(154)	(1,602)	(990)	(7,907)

				2024
	UK	Sweden	Rest of Group	Total
	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(200)	(543)	(481)	(1,224)
Deferred membership	(667)	(393)	(197)	(1,257)
Pensioners	(3,725)	(572)	(301)	(4,598)
Total value of scheme obligations	(4,592)	(1,508)	(979)	(7,079)

Net (deficit)/surplus in the scheme

						2023
	UK	US	Sweden	Rest of Group		Total
	$m	$m	$m	$m		$m
Total fair value of scheme assets	4,759	160	1,068	492		6,479
Total value of scheme obligations	(5,161)	(154)	(1,602)	(990)		(7,907)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(402)	6	(534)	(498)		(1,428)
Included in Non-current other receivables (Note 14)	–	66	–	26	[1]	92
Included in Retirement benefit obligations	(402)	(60)	(534)	(524)		(1,520)
	(402)	6	(534)	(498)		(1,428)

					2024
	UK	Sweden	Rest of Group		Total
	$m	$m	$m		$m
Total fair value of scheme assets	4,275	1,056	517		5,848
Total value of scheme obligations	(4,592)	(1,508)	(979)		(7,079)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(317)	(452)	(462)		(1,231)
Included in Non-current other receivables (Note 14)	–	–	99	[2]	99
Included in Retirement benefit obligations	(317)	(452)	(561)		(1,330)
	(317)	(452)	(462)		(1,231)

1	Surpluses were recognised in Ireland and Belgium.
2	Surpluses were recognised in the US, Ireland and Belgium.

Fair value of scheme assets

				2024					2023
	UK	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	4,759	1,068	652	6,479	4,573	1,008	946	503	7,030
Interest income on scheme assets	214	33	15	262	229	22	38	11	300
Expenses	(5)	–	–	(5)	(9)	(1)	–	(1)	(11)
Actuarial (losses)/gains	(370)	55	–	(315)	(59)	2	37	(45)	(65)
Exchange and other adjustments	(67)	(98)	(20)	(185)	262	(1)	48	20	329
Employer contributions	66	50	50	166	65	35	46	42	188
Participant contributions	1	–	12	13	1	4	–	7	12
Benefits paid	(323)	(52)	(76)	(451)	(303)	(68)	(47)	(45)	(463)
Settlements[1]	–	–	(116)	(116)	–	(841)	–	–	(841)
Scheme assets’ fair value at end of year	4,275	1,056	517	5,848	4,759	160	1,068	492	6,479

1	The 2024 settlement is the buyout of post-retirement pension plans in Norway and the Netherlands.

Movement in post-retirement scheme obligations

				2024					2023
	UK	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(5,161)	(1,602)	(1,144)	(7,907)	(4,801)	(1,022)	(1,312)	(973)	(8,108)
Current service cost	(6)	(26)	(40)	(72)	(6)	(2)	(13)	(35)	(56)
Past service (cost)/credit	(2)	(8)	1	(9)	12	–	(2)	2	12
Participant contributions	(1)	–	(12)	(13)	(1)	(4)	–	(7)	(12)
Benefits paid	323	52	76	451	303	68	47	45	463
Interest expense on post-retirement scheme obligations	(231)	(47)	(34)	(312)	(239)	(22)	(50)	(27)	(338)
Actuarial gains/(losses)	416	(23)	2	395	(155)	(12)	(202)	28	(341)
Exchange and other adjustments	70	146	56	272	(274)	1	(70)	(34)	(377)
Settlements[1]	–	–	116	116	–	839	–	11	850
Present value of obligations in scheme at end of year	(4,592)	(1,508)	(979)	(7,079)	(5,161)	(154)	(1,602)	(990)	(7,907)

1	The 2024 settlement is the buyout of post-retirement pension plans in Norway and the Netherlands.

				2024					2023
	UK	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes[1]	(4,582)	(1,505)	(717)	(6,804)	(5,151)	–	(1,599)	(868)	(7,618)
Funded – post-retirement healthcare	–	–	(78)	(78)	–	(94)	–	–	(94)
Unfunded – pension schemes[1]	–	(3)	(167)	(170)	–	(60)	(3)	(113)	(176)
Unfunded – post-retirement healthcare	(10)	–	(17)	(27)	(10)	–	–	(9)	(19)
Total	(4,592)	(1,508)	(979)	(7,079)	(5,161)	(154)	(1,602)	(990)	(7,907)

1	Includes defined benefit pension schemes and other plans, such as lump sum, long service awards and DC plans with underpins.

Schedule of amounts charged to Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes

				2024					2023
	UK	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(6)	(26)	(40)	(72)	(6)	(2)	(13)	(35)	(56)
Past service (cost)/credit	(2)	(8)	1	(9)	12	–	(2)	2	12
Expenses	(5)	–	–	(5)	(9)	(1)	–	(1)	(11)
Total charge to Operating profit	(13)	(34)	(39)	(86)	(3)	(3)	(15)	(34)	(55)
Finance expense
Interest income on scheme assets	214	33	15	262	229	22	38	11	300
Interest expense on post-retirement scheme obligations	(231)	(47)	(34)	(312)	(239)	(22)	(50)	(27)	(338)
Net interest on post-employment defined benefit plan liabilities	(17)	(14)	(19)	(50)	(10)	–	(12)	(16)	(38)
Charge before taxation	(30)	(48)	(58)	(136)	(13)	(3)	(27)	(50)	(93)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(370)	55	–	(315)	(59)	2	37	(45)	(65)
Experience gains/(losses) arising on the post-retirement scheme obligations	3	(33)	(10)	(40)	(25)	(2)	(67)	(13)	(107)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	414	11	11	436	(142)	(10)	(135)	44	(243)
Changes in demographic assumptions	(1)	(1)	1	(1)	12	–	–	(3)	9
Remeasurement of the defined benefit liability	46	32	2	80	(214)	(10)	(165)	(17)	(406)

Schedule of pension cost

	2024	2023
	$m	$m
Defined contribution plans	528	482
Defined benefit plans − Current service cost and Expenses	77	67
Defined benefit plans − Past service cost/(credit)	9	(12)
Pension costs	614	537

Schedule of rate sensitivities of significant actuarial assumptions

		2024		2023
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	219	(239)	269	(308)
Sweden ($m)	110	(126)	109	(123)
Total ($m)	329	(365)	378	(431)

		2024		2023
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(148)	142	(189)	184
Sweden ($m)	(119)	104	(116)	104
Total ($m)	(267)	246	(305)	288

		2024		2023
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(46)	43	(46)	42
Total ($m)	(46)	43	(46)	42

			2024			2023
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(178)	[2]	175	[3]	(214)	212
Sweden ($m)	(74)		54		(51)	51
Total ($m)	(252)		229		(265)	263

1	Rate of increase in pensions in payment follows inflation.
2Of the $178m increase, $89m is covered by the longevity swap.
3Of the $175m decrease, $88m is covered by the longevity swap.